Dividends (Tables)	12 Months Ended
Dec. 31, 2020
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Details of dividend declared
(1)     Details of dividends declared
Details of dividend declared for the years ended December 31, 2020, 2019 and 2018 are as follows:

(In millions of won, except for face value and share data)
Year	Dividend type	Number of shares outstanding	Face value (in won)	Dividend ratio	Dividends
2020	Cash dividends (Interim)	73,136,448	500	200%	￦	73,136
	Cash dividends (Year-end)	71,327,153	500	1,800%		641,944

					￦	715,080

2019	Cash dividends (Interim)	71,869,828	500	200%	￦	71,870
	Cash dividends (Year-end)	73,136,448	500	1,800%		658,228

					￦	730,098

2018	Cash dividends (Interim)	70,609,160	500	200%	￦	70,609
	Cash dividends (Year-end)	71,869,828	500	1,800%		646,828

					￦	717,437

Dividends yield ratios
(2)     Dividends yield ratio
Dividends yield ratios for the years ended December 31, 2020, 2019 and 2018 are as follows:

(In won)
Year	Dividend type	Dividend per share	Closing price at year-end	Dividend yield ratio
2020	Cash dividends	10,000	238,000	4.20%
2019	Cash dividends	10,000	238,000	4.20%
2018	Cash dividends	10,000	269,500	3.71%